GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

				Note Payment Detail

					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LBA3	0.22625%	962,500,000.00	962,500,000.00	0.00	199,618.49	199,618.49	962,500,000.00
B	36159LBB1	0.38625%	27,500,000.00	27,500,000.00	0.00	9,736.72	9,736.72	27,500,000.00
C	36159LBC9	0.58625%	10,000,000.00	10,000,000.00	0.00	5,373.96	5,373.96	10,000,000.00

TOTALS			1,000,000,000.00	1,000,000,000.00	0.00	214,729.17	214,729.17	1,000,000,000.00

Beginning of Month Balance	5,250,568,915.30
New Volume	1,760,502,905.49
Principal Collections	1,918,445,627.04
Defaulted Amount	777,524.24
End of Month Balance	5,091,848,669.51
Annualized Yield	8.84%

Overconcentrations
Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	1,918,445,627.04	0.00	1,918,445,627.04
Non Principal Collections	39,290,941.56	0.00	39,290,941.56
Total Collections	1,957,736,568.60	0.00	1,957,736,568.60
Defaults
Default Amount	777,524.24	0.00	777,524.24
Series Allocation Percentage			20.24%
Investor Default Amount			157,339.05
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Allocation of Available Non Principal Collections
	Series Allocation Percentage		20.24%
	Available Non Principal Collections Allocated to Series			7,950,876.58
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series			7,950,876.58
	(i)	(A) Amount to Indenture Trustee		0.00
		(B) Amount to Trustee		0.00
		(C) Amount to Administrator		62.50
		(D) Amount to Custodian		0.00
	(ii)	Noteholder Servicing Fee		1,770,833.33
		Unpaid Servicer Advances and interest thereon		0.00

	(iii)	Class A Monthly Interest		199,618.49
	(iv)	Class B Monthly Interest		9,736.72
	(v)	Class C Monthly Interest		5,373.96

	(vi)	Investor Default Amount (treated as Available Principal Collections)		157,339.05
	(vii)	Investor Charge-offs	0.00
		Reimbursement of Investor Charge-offs	0.00
		Unreimbursed Investor Charge-offs	0.00
		Reallocation Principal Collections	0.00
		Reimbursement of Reallocated Principal Collections	0.00
		Unreimbursed Reallocated Principal Collections	0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

	(viii)	Amount Required to be Deposited to the Reserve Account		0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee		0.00
		Trustee		0.00
		Administrator		0.00
		Custodian		0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account		0.00

	(xi)	(If Early Amortization Period has not occurred)
		Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		5,807,912.53

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Excess Non Principal Collections for Series 2007-1	5,293,075.29
Excess Non Principal Collections for Series 2008-A	3,509,625.93
Excess Non Principal Collections for Series 2009-B	1,400,233.43
Excess Non Principal Collections for Series 2009-C	1,157,462.72
Excess Non Principal Collections for Series 2009-1	1,923,906.73
Excess Non Principal Collections for Series 2009-2	2,031,850.28
Excess Non Principal Collections for Series 2010-A	1,515,478.55
Excess Non Principal Collections for Series 2010-B	2,590,459.74
Total Excess Non Principal Collections	19,422,092.67

Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Non Principal Shortfalls for Series 2010-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	19,422,092.67

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement		388,214,784.27
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture		388,372,123.32

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement		0.00
	Available Principal Collections Treated as Shared Principal Collections		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Principal Overcollateralization Amount	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement		0.00
	(i)	Monthly Principal Deposited into the Principal Account	0.00
	(ii)	Monthly Principal Deposited to Distribution Account and paid to:
		Class A	0.00
		Class B	0.00
		Class C	0.00
	(iii)	Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)	0.00
	(iv)	Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,640,805,719.25
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,640,805,719.25

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage		2.50%
Note Principal Balance		1,000,000,000.00
Required Reserve Account Amount		25,000,000.00

Reserve Account Interest Earnings withdrawn		213.13
Beginning Reserve Account Amount		25,000,000.00
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		25,000,000.00

Reserve Account Deficiency		0.00

Principal Overcollateralization Amount		62,500,000.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		729,566.41
Disbursements		729,566.41
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,091,848,669.51
Note Principal Balance	4,263,175,283.00
Principal Overcollateralization Amount	225,705,283.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		4,488,880,566.00
Free Equity Amount		602,968,103.51

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,918,445,627.04
Principal Collections Allocated to Series 2007-1	388,214,784.27
Principal Collections Allocated to Series 2008-A	302,887,915.02
Principal Collections Allocated to Series 2009-B	121,159,550.55
Principal Collections Allocated to Series 2009-C	100,959,884.36
Principal Collections Allocated to Series 2009-1	201,919,767.99
Principal Collections Allocated to Series 2009-2	201,919,767.99
Principal Collections Allocated to Series 2010-A	121,159,550.55
Principal Collections Allocated to Series 2010-B	201,919,767.99
Principal Collections Not Allocated to Any Series and Released to Issuer	278,304,638.32

Total Non Principal Collections	39,290,941.56
Non Principal Collections Allocated to Series 2007-1	7,950,876.58
Non Principal Collections Allocated to Series 2008-A	6,203,330.03
Non Principal Collections Allocated to Series 2009-B	2,481,421.81
Non Principal Collections Allocated to Series 2009-C	2,067,720.27
Non Principal Collections Allocated to Series 2009-1	4,135,440.53
Non Principal Collections Allocated to Series 2009-2	4,135,440.53
Non Principal Collections Allocated to Series 2010-A	2,481,421.81
Non Principal Collections Allocated to Series 2010-B	4,135,440.53
Non Principal Collections Not Allocated to Any Series and Released to Issuer	5,699,849.47

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	36.54%
Prior Monthly Payment Rate	39.85%
Second Prior Monthly Payment Rate	38.00%
3 Month Average Monthly Payment Rate	38.13%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	0.18%
Prior Monthly Default Rate	1.18%
Second Prior Monthly Default Rate	0.33%
3 Month Average Monthly Default Rate	0.56%

(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	25,000,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	1,000,000,000.00
Reserve Account trigger	22,500,000.00

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.98%
Prior Month	2.89%
Second Prior Month	2.87%
Third Prior Month	2.83%
Fourth Prior Month	2.83%
Fifth Prior Month	2.95%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0

GE Dealer Floorplan Master Note Trust
2007-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	4/26/2007
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	4/20/2012
Final Maturity Date:	4/21/2014

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	3.5	0.07%
61 - 90	1.0	0.02%
91 - 120	0.6	0.01%
121 - 150	1.0	0.02%
151 - 180	0.8	0.02%

*Total	6.9	0.13%

*Figures may not foot due to rounding

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Note Payment Detail
					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance
A	36159LBG0	1.86625%	500,000,000.00	500,000,000.00	0.00	855,364.58	855,364.58	500,000,000.00
B	36159LBH8	4.18625%	10,526,320.00	10,526,320.00	0.00	40,393.66	40,393.66	10,526,320.00
C	36159LBJ4	5.88625%	15,789,475.00	15,789,475.00	0.00	85,195.73	85,195.73	15,789,475.00
TOTALS			526,315,795.00	526,315,795.00	0.00	980,953.97	980,953.97	526,315,795.00

Beginning of Month Balance	5,250,568,915.30
New Volume	1,760,502,905.49
Principal Collections	1,918,445,627.04
Defaulted Amount	777,524.24
End of Month Balance	5,091,848,669.51
Annualized Yield	8.84%

Overconcentrations
Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	1,918,445,627.04	0.00	1,918,445,627.04
Non Principal Collections	39,290,941.56	0.00	39,290,941.56
Total Collections	1,957,736,568.60	0.00	1,957,736,568.60
Defaults
Default Amount	777,524.24	0.00	777,524.24
Series Allocation Percentage			10.53%
Investor Default Amount			81,835.79
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Allocation of Available Non Principal Collections
	Series Allocation Percentage		10.53%
	Available Non Principal Collections Allocated to Series			4,135,440.53
Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series			4,135,440.53
	(i)	(A) Amount to Indenture Trustee		0.00
		(B) Amount to Trustee		0.00
		(C) Amount to Administrator		62.50
		(D) Amount to Custodian		0.00
	(ii)	Noteholder Servicing Fee		921,052.65
		Unpaid Servicer Advances and interest thereon		0.00

	(iii)	Class A Monthly Interest		855,364.58
	(iv)	Class B Monthly Interest		40,393.66
	(v)	Class C Monthly Interest		85,195.73

	(vi)	Investor Default Amount (treated as Available Principal Collections)		81,835.79
	(vii)	Investor Charge-offs	0.00
		Reimbursement of Investor Charge-offs	0.00
		Unreimbursed Investor Charge-offs	0.00
		Reallocation Principal Collections	0.00
		Reimbursement of Reallocated Principal Collections	0.00
		Unreimbursed Reallocated Principal Collections	0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

	(viii)	Amount Required to be Deposited to the Reserve Account		0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee		0.00
		Trustee		0.00
		Administrator		0.00
		Custodian		0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account		0.00

	(xi)	(If Early Amortization Period has not occurred)
		Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		2,151,535.62

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Non Principal Collections for Series 2007-1	5,293,075.29
Excess Non Principal Collections for Series 2008-A	3,509,625.93
Excess Non Principal Collections for Series 2009-B	1,400,233.43
Excess Non Principal Collections for Series 2009-C	1,157,462.72
Excess Non Principal Collections for Series 2009-1	1,923,906.73
Excess Non Principal Collections for Series 2009-2	2,031,850.28
Excess Non Principal Collections for Series 2010-A	1,515,478.55
Excess Non Principal Collections for Series 2010-B	2,590,459.74
Total Excess Non Principal Collections	19,422,092.67

Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Non Principal Shortfalls for Series 2010-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	19,422,092.67

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	201,919,767.99
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	202,001,603.78

(c) Controlled Accumulation Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have	0.00
been reduced to zero)
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,640,805,719.25
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,640,805,719.25

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage		2.50%
Note Principal Balance		526,315,795.00
Required Reserve Account Amount		13,157,894.88

Reserve Account Interest Earnings withdrawn		112.46
Beginning Reserve Account Amount		13,157,894.88
Reserve Account Deposits		0.00
Reserve Account Withdrawals		0.00
Ending Reserve Account Amount		13,157,894.88

Reserve Account Deficiency		0.00

Principal Overcollateralization Amount		26,315,795.00

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		1,208,582.86
Disbursements		1,208,582.86
Ending Balance		0.00
Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00
Free Equity Amount (Trust Level)
Note Trust Principal Balance		5,091,848,669.51
Note Principal Balance	4,263,175,283.00
Principal Overcollateralization Amount	225,705,283.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		4,488,880,566.00
Free Equity Amount		602,968,103.51

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,918,445,627.04
Principal Collections Allocated to Series 2007-1	388,214,784.27
Principal Collections Allocated to Series 2008-A	302,887,915.02
Principal Collections Allocated to Series 2009-B	121,159,550.55
Principal Collections Allocated to Series 2009-C	100,959,884.36
Principal Collections Allocated to Series 2009-1	201,919,767.99
Principal Collections Allocated to Series 2009-2	201,919,767.99
Principal Collections Allocated to Series 2010-A	121,159,550.55
Principal Collections Allocated to Series 2010-B	201,919,767.99
Principal Collections Not Allocated to Any Series and Released to Issuer	278,304,638.32

Total Non Principal Collections	39,290,941.56
Non Principal Collections Allocated to Series 2007-1	7,950,876.58
Non Principal Collections Allocated to Series 2008-A	6,203,330.03
Non Principal Collections Allocated to Series 2009-B	2,481,421.81
Non Principal Collections Allocated to Series 2009-C	2,067,720.27
Non Principal Collections Allocated to Series 2009-1	4,135,440.53
Non Principal Collections Allocated to Series 2009-2	4,135,440.53
Non Principal Collections Allocated to Series 2010-A	2,481,421.81
Non Principal Collections Allocated to Series 2010-B	4,135,440.53
Non Principal Collections Not Allocated to Any Series and Released to Issuer	5,699,849.47

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	36.54%
Prior Monthly Payment Rate	39.85%
Second Prior Monthly Payment Rate	38.00%
3 Month Average Monthly Payment Rate	38.13%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	0.18%
Prior Monthly Default Rate	1.18%
Second Prior Monthly Default Rate	0.33%
3 Month Average Monthly Default Rate	0.56%

(8) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	13,157,894.88
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	526,315,795.00
Reserve Account trigger	11,842,105.39

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.98%
Prior Month	2.89%
Second Prior Month	2.87%
Third Prior Month	2.83%
Fourth Prior Month	2.83%
Fifth Prior Month	2.95%
(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0

GE Dealer Floorplan Master Note Trust
2009-1
Payment Date:	8/22/2011
Collection Period Ended:	7/31/2011
Closing Date:	08/13/2009
Next Payment Date:	9/20/2011
Expected Principal Payment Date:	07/20/2012
Final Maturity Date:	07/21/2014

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	3.5	0.07%
61 - 90	1.0	0.02%
91 - 120	0.6	0.01%
121 - 150	1.0	0.02%
151 - 180	0.8	0.02%

*Total	6.9	0.13%

*Figures may not foot due to rounding